REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenues (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregated Revenues
Total revenues	¥ 12,785	¥ 10,196	¥ 11,212
Leased and owned hotels
Disaggregated Revenues
Total revenues	8,118	6,908	7,718
Room Revenues
Disaggregated Revenues
Total revenues	7,024	5,735	7,057
Food and Beverage Revenues
Disaggregated Revenues
Total revenues	694	608	351
Others
Disaggregated Revenues
Total revenues	400	565	310
Franchise or manachise agreements
Disaggregated Revenues
Total revenues	4,404	3,136	3,342
Initial one-time franchise fee
Disaggregated Revenues
Total revenues	109	110	93
On-going management and service fees
Disaggregated Revenues
Total revenues	1,479	1,057	1,228
Central reservation system usage fees, other system maintenance and support fees
Disaggregated Revenues
Total revenues	1,399	908	908
Reimbursements for hotel manager fees
Disaggregated Revenues
Total revenues	897	657	581
Other fees
Disaggregated Revenues
Total revenues	520	404	532
Other revenues
Disaggregated Revenues
Total revenues	¥ 263	¥ 152	¥ 152